QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31(a)	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2013
Revenue	$742,249	$799,411	$756,872	$724,455
Cost of revenue	255,849	272,822	248,856	222,574
Operating income	84,551	106,696	122,004	112,952
Earnings from continuing operations	52,709	58,540	91,721	78,829
(Loss) earnings from discontinued operations, net of tax	(944)	(1,068)	3,914	24
Net earnings	51,765	57,472	95,635	78,853
Net earnings attributable to IAC shareholders	53,637	58,290	96,940	76,917
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.65	$0.71	$1.12	$0.93
Diluted earnings per share from continuing operations(c)	$0.62	$0.69	$1.08	$0.88
Basic earnings per share(c)	$0.64	$0.70	$1.17	$0.93
Diluted earnings per share(c)	$0.61	$0.67	$1.13	$0.88

	Quarter Ended March 31(a)	Quarter Ended June 30 (a)(b)	Quarter Ended September 30(a)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2012
Revenue	$640,600	$680,612	$714,470	$765,251
Cost of revenue	223,300	237,304	262,275	267,918
Operating income	62,765	97,476	78,033	85,294
Earnings from continuing operations	31,153	48,101	46,185	44,408
Earnings (loss) from discontinued operations, net of tax	3,684	(4,641)	(5,624)	(2,470)
Net earnings	34,837	43,460	40,561	41,938
Net earnings attributable to IAC shareholders	34,478	43,332	40,717	40,739
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.37	$0.56	$0.52	$0.49
Diluted earnings per share from continuing operations(c)	$0.34	$0.52	$0.49	$0.46
Basic earnings per share(c)	$0.42	$0.50	$0.46	$0.46
Diluted earnings per share(c)	$0.38	$0.47	$0.43	$0.43
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(a)
During the second quarter of 2013, certain expenses were reclassified between cost of revenue, selling and marketing expense, general and administrative expense and product development expense. Accordingly, cost of revenue presented above for periods prior to the second quarter of 2013 differs from the amounts reflected in the Company’s quarterly reports on Form 10-Q for the first quarter of 2013 and the second and third quarters of 2012.

(b)
The second quarter of 2012 includes an after-tax non-cash charge of $16.2 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012.

(c)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.